Condensed Financial Information of the Company	6 Months Ended
Jun. 30, 2011
Condensed Financial Information of the Company
Condensed Financial Information of the Company

27.           Condensed Financial Information of the Company

Under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in its ability to transfer certain of its net assets to the Company in the form of dividend payments, loans, or advances. The amounts restricted include paid up capital, statutory reserve and net assets of the Company’s PRC subsidiary and VIEs, as determined pursuant to PRC generally accepted accounting principles, totaled approximately RMB896 million (US$135.8 million) as of December 31, 2010.

Statements of operations

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

Revenue	—	—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses
General and administrative expenses	(8,151)	(1,261)
Total operating expenses	(8,151)	(1,261)
Operating loss	(8,151)	(1,261)
Interest income	47	7
Interest expense	(15)	(2)
Exchange loss	(317)	(49)
Equity in loss of subsidiaries and variable interest entities	36,734	5,683
Other income	417	64
Loss before income tax	28,715	4,443
Income tax	—	—
Net loss	28,715	4,443
Net loss attributable to ordinary shareholders	28,715	4,443

Balance sheets

	2011 (Unaudited)	2011 (Unaudited)
	(RMB’000)	(US$’000)

ASSETS
Cash and cash equivalents	13,627	2,108
Prepayments and other current assets	7,968	1,233
Investment in subsidiaries and variable interest entities	1,461,097	226,054
Total assets	1,482,692	229,395

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	34,122	5,279
Total liabilities	34,122	5,279

Shareholders’ equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	—	—
Additional paid-in capital	2,271,491	351,434
Accumulated other comprehensive loss	(121,508)	(18,799)
Accumulated deficit	(701,413)	(108,519)
Total shareholders’ equity	1,448,570	224,115
Total liabilities and shareholders’ equity	1,482,692	229,395

Statements of Cash flows

	2011 (Unaudited)	2011 (Unaudited)
	(RMB)	(US$)

Cash flows from operating activities:
Net loss	28,715	4,443
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	(36,734)	(5,683)
Change in operating assets and liabilities:
Prepayments and other current assets	1,515	234
Tax payable
Amount due from related parties	390	60
Accrued expenses and other liabilities	22,587	3,495
Net cash provided by operating activities	16,473	2,549

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	6,167	954
Net cash provided by investing activities	6,167	954

Cash flows from financing activities:
Repurchase of ordinary shares	—	—
Net cash used in financing activities.	—	—

Effect of exchange rate changes on cash and cash equivalents	(26,360)	(4,078)

Net decrease in cash and cash equivalents	(3,719)	(575)
Cash and cash equivalents at the beginning of year	17,346	2,684
Cash and cash equivalents at the end of year	13,627	2,108

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries and variable interest entity is stated at cost plus equity in undistributed earnings of subsidiaries since inception.  The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall” (Pre-codification: APB opinion No. 18, “The Equity Method of Accounting for Investments in Common Stock”).  Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit or loss as “Equity in profit (loss) of subsidiaries and variable interest entities” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.